Reportable Segments and Geographic Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Reportable Segments and Geographic Information	Reportable Segments and Geographic Information
The Company operates in two segments: Electric Motorcycles and STACYC. The Company’s reportable segments are strategic business units that offer different products and services and are managed separately based on the fundamental differences in their operations.
The Electric Motorcycles segment consists of the business activities related to the design and sales of electric motorcycles. The Electric Motorcycles segment also sells electric motorcycle parts, accessories, and apparel. The Company’s products are sold at wholesale to a network of independent dealers and at retail through a Company-owned dealership and through online sales, and direct to customers through select international partners primarily in Europe.
The STACYC segment consists of the business activities related to the design and sales of the STACYC brand of electric balance bikes for kids. The STACYC segment also sells electric balance bike parts, accessories and apparel. STACYC products are sold in the U.S., Canada, Australia and Europe. The STACYC segment products are sold through independent retail partners in the U.S. and Canada, including powersports dealers, H-D dealers, bicycle retailers and direct to customers online. In Australia and Europe, STACYC sells its products through independent distributors.
Selected segment information is set forth below for the years ended December 31, (in thousands):

	2023	2022	2021
Electric Motorcycles
Electric motorcycles, parts and accessories and apparel revenue, net	$11,548	$13,999	$9,705
Cost of goods sold	27,297	23,268	22,006
Selling, administrative and engineering expense	100,862	79,836	57,996
Operating loss	(116,611)	(89,105)	(70,297)
STACYC
Electric balance bikes, parts and accessories and apparel revenue, net	26,475	32,834	26,101
Cost of goods sold	16,498	20,661	16,374
Selling, administrative and engineering expense	9,355	8,023	7,612
Operating income	622	4,150	2,115
Operating loss	$(115,989)	$(84,955)	$(68,182)
Additional segment information is set forth below as of December 31, (in thousands):

	Electric Motorcycles	STACYC	Consolidated
2023:
Assets	$232,981	$33,166	$266,147
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$5,312	$520	$5,832
Capital expenditures	$13,453	$9	$13,462
2022:
Assets	$323,108	$28,697	$351,805
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$3,882	$519	$4,401
Capital expenditures	$14,081	$—	$14,081
2021:
Assets	$38,762	$23,190	$61,952
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$4,220	$498	$4,718
Capital expenditures	$9,792	$159	$9,951
Customer Information - For the years ended December 31, 2023, 2022 and 2021, LiveWire generated more than 10% of its consolidated sales from the KTM customer group. These sales amounted to 31%, 33%, and 17% for the years ended December 31, 2023, 2022 and 2021, respectively, and were included in the STACYC segment.
Geographic Information – Included in the Consolidated financial statements are the following amounts relating to geographic locations for the years ended December 31, (in thousands):

	2023	2022	2021
Revenue, net (1, 3):
United States	$30,457	$36,256	$24,633
Austria	4,585	4,975	$815
Other countries	2,981	5,602	$10,358
	$38,023	$46,833	$35,806
Long-lived assets(2):
United States	$37,682	$31,567	$17,894
International	—	—	—
	$37,682	$31,567	$17,894
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(1)Revenue is attributed to geographic regions based on location of customer.
(2)Long-lived assets include all long-term assets except those specifically excluded under ASC Topic 280, Segment Reporting, such as deferred income taxes.
(3)Prior year amounts have been reclassified to confirm to current year presentation.